Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	97 Months Ended	110 Months Ended	117 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000011951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		38.41%	2.01%				4.34%
C000011953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		10.63%	7.97%				6.69%
C000011954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(0.48%)	2.36%				2.03%
C000011957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		17.55%	7.87%				7.34%
C000011958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		41.79%	13.02%				7.28%
C000011959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		30.34%	13.59%				4.64%
C000011960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		46.55%	19.34%				7.62%
C000011962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		13.03%	4.70%				6.17%
C000011963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		12.37%	8.74%				7.80%
C000011964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		6.45%	7.89%				7.91%
C000011965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		12.39%	13.92%				13.59%
C000011967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		17.89%	8.38%				5.77%
C000011968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		5.11%	7.54%				6.88%
C000011969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		22.86%	13.52%				9.67%
C000011970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		17.69%	4.59%				6.30%
C000011971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		10.15%	11.24%				8.35%
C000011972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		19.78%	11.77%				8.02%
C000011973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		30.23%	9.72%				7.33%
C000050065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		21.37%	0.18%				5.54%
C000050066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		25.36%	9.82%				2.58%
C000050068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(4.02%)	(0.58%)				1.49%
C000052897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		9.77%	10.89%				7.86%
C000052898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		19.26%	6.97%				6.88%
C000061365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		43.16%	12.24%				8.05%
C000100212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		7.68%	5.01%				4.75%
C000100213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		7.45%	7.35%				8.25%
C000106873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		17.71%	4.33%				7.28%
C000108746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		15.68%	13.04%				11.87%
C000109983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		76.36%	6.01%				14.99%
C000109985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		68.58%	10.83%				18.61%
C000109986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		11.77%	9.26%				7.42%
C000109987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		2.19%	20.93%				7.79%
C000109988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		8.29%	13.17%				11.22%
C000119708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		17.21%	5.94%				7.12%
C000141922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		19.02%	6.14%				7.21%
C000147985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent	[1]	9019.53%	(33.57%)				(13.81%)
C000154544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		16.50%	7.68%			7.89%
C000170244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		20.90%	4.90%		7.59%
C000186806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		7.62%	9.06%	5.31%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		15.42%	8.94%				7.33%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		16.80%	5.21%	4.70%	7.55%		6.92%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.79%	12.00%				11.10%
S And P Emerging Broad Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index (Net)
Average Annual Return, Percent		16.78%	6.33%			7.91%
MSCI Hong Kong 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Hong Kong 25/50 Index (Spliced)
Average Annual Return, Percent		37.42%	2.41%				4.81%
MSCI Japan Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index (Net)
Average Annual Return, Percent		12.94%	8.67%				7.22%
MSCI Malaysia Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Malaysia Index
Average Annual Return, Percent		(0.32%)	2.70%				2.37%
MSCI Pacific ex Japan Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Index (Net)
Average Annual Return, Percent		17.72%	8.33%				7.79%
MSCI Singapore 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Singapore 25/50 Index (Spliced)
Average Annual Return, Percent		42.44%	13.60%				7.80%
MSCI South Africa 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI South Africa 25/50 Index (Spliced)
Average Annual Return, Percent		29.53%	13.82%				5.04%
MSCI Spain 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Spain 25/50 Index (Net)
Average Annual Return, Percent		46.85%	19.70%				7.98%
MSCI Korea 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Korea 25/50 Index (Net)
Average Annual Return, Percent		14.18%	5.24%				6.63%
MSCI Sweden 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Sweden 25/50 Index (Spliced)
Average Annual Return, Percent		11.85%	8.26%				7.33%
MSCI Switzerland 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Switzerland 25/50 Index (Net)
Average Annual Return, Percent		6.75%	7.99%				8.04%
MSCI Taiwan 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Taiwan 25/50 Index (Spliced)
Average Annual Return, Percent		13.97%	14.73%				14.34%
MSCI Belgium IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Belgium IMI 25/50 Index (Net)
Average Annual Return, Percent		17.56%	6.97%				5.08%
MSCI Brazil 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Brazil 25/50 Index (Net)
Average Annual Return, Percent		6.13%	8.32%				7.66%
MSCI Canada Custom Capped Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Canada Custom Capped Index (Spliced)
Average Annual Return, Percent		23.13%	13.72%				9.84%
MSCI France Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI France Index (Net)
Average Annual Return, Percent		9.80%	10.55%				8.00%
MSCI EMU Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EMU Index (Net)
Average Annual Return, Percent		19.85%	11.50%				7.94%
MSCI Germany Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Germany Index (Net)
Average Annual Return, Percent		30.62%	9.86%				7.49%
MSCI BIC Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI BIC Index (Net)
Average Annual Return, Percent		18.41%	0.61%				6.02%
MSCI Chile IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Chile IMI 25/50 Index (Net)
Average Annual Return, Percent		26.38%	9.79%				2.62%
MSCI Thailand IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Thailand IMI 25/50 Index (Net)
Average Annual Return, Percent		(4.01%)	(0.48%)				1.71%
MSCI Emerging Markets Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index (Net)
Average Annual Return, Percent		10.07%	11.69%				8.27%
MSCI Japan Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Small Cap Index (Net)
Average Annual Return, Percent		20.94%	7.49%				7.26%
MSCI Israel Capped Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Israel Capped Investable Market Index (Net)
Average Annual Return, Percent		44.55%	12.79%				8.56%
MSCI Emerging Markets Minimum Volatility USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Minimum Volatility (USD) Index (Net)
Average Annual Return, Percent		7.32%	5.59%				5.17%
MSCI ACWI Minimum Volatility USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Minimum Volatility (USD) Index (Net)
Average Annual Return, Percent		7.17%	7.19%				8.05%
MSCI EM Asia Custom Capped Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EM Asia Custom Capped Index (Spliced)
Average Annual Return, Percent		17.01%	4.98%				7.84%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		15.68%	12.89%				11.65%
MSCI ACWI Select Silver Miners Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Silver Miners Investable Market Index (Net)
Average Annual Return, Percent		77.01%	6.13%				15.06%
MSCI ACWI Select Gold Miners Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index (Net)
Average Annual Return, Percent		68.38%	10.70%				18.68%
MSCI ACWI Select Agriculture Producers Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Agriculture Producers Investable Market Index (Net)
Average Annual Return, Percent		11.62%	9.34%				7.47%
MSCI ACWI Select Energy Producers Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Energy Producers Investable Market Index (Net)
Average Annual Return, Percent		1.20%	20.45%				7.42%
MSCI ACWI Select Metals And Mining Producers ex Gold and Silver Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)
Average Annual Return, Percent		8.38%	13.48%				11.50%
MSCI Emerging Markets Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Investable Market Index (Net)
Average Annual Return, Percent		15.82%	5.96%				7.08%
MSCI Emerging Markets 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets 100% Hedged to USD Index (Net)
Average Annual Return, Percent		17.42%	6.42%				7.52%
MSCI Russia 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Russia 25/50 Index (Net)
Average Annual Return, Percent	[2]		(99.94%)				(83.89%)
STOXX Emerging Markets Equity Factor Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Emerging Markets Equity Factor Index (Spliced)
Average Annual Return, Percent		15.29%	8.24%			8.33%
MSCI Emerging Markets Extended ESG Focus Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Average Annual Return, Percent		19.72%	5.12%		7.96%
MSCI Emerging Markets ex China Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent		7.18%	9.70%	5.79%

[1]	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities. However, while Total Return includes the impact of distributions, it does not include reinvestment of the distributions after the Fund entered a Plan of Liquidation on June 15, 2022 since the Fund has not issued new shares. Accordingly, the performance does not match the total return disclosed in the Financial Highlights, which does include the reinvestment of distributions.
[2]	Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from September 1, 2020 and September 1, 2015, respectively through May 31, 2022. 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2024.